Stockholders' Equity - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended			3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014 Fiscal 2014
Stockholders Equity Note [Line Items]
Preferred stock, authorized shares	10,000,000	10,000,000
Preferred stock, no par value	$ 0	$ 0
Preferred stock, outstanding	0	0
Shares authorized for repurchase	7,900,000
Stock Repurchase Authorized Amount				$ 164.5
Average price paid per share for common stock repurchased	$ 55.90	$ 46.32	$ 49.63